Shareholders' Equity (Details) - shares		May 26, 2026	May 06, 2026	Mar. 31, 2026	Mar. 31, 2025
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued	[1]			5,100,000	5,100,000
Ordinary shares outstanding	[1]			5,100,000	5,100,000
Subsequent Event [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued			15,300,000
Ordinary shares outstanding			15,300,000
Ordinary shares ratio		1-for-3	1-for-3

[1]	Shares and per-share data have been retroactively restated to reflect the 1-for-3 share consolidation effective May 26, 2026. (See Note 17)